DEBT - Scheduled Maturities (Details) - 2022 Credit Agreement $ in Thousands	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
2023	$ 22,490
2024	7,963
2025	11,264
2026	143,052
2027	0
Total unpaid principal	$ 184,769